Expense Example	Sep. 24, 2026 USD ($)
DailyDelta Nasdaq 100® Call Options Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 137
Expense Example, with Redemption, 3 Years	428
DailyDelta Nasdaq 100® Put Options Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	428
DailyDelta SP500® Call Options Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	428
DailyDelta SP500® Put Options Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	428
DailyDelta R2000 Call Options Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	428
DailyDelta R2000 Put Options Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	428
DailyDelta Bitcoin Call Options Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	428
DailyDelta Bitcoin Put Options Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	$ 428